Debt - Outstanding Principal Balances (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Total debt	$ 20,459	$ 38,796
Deferred finance fees	0	0
Net total debt	20,459	38,796
Current portion of long-term debt	0	0
Current portion of deferred finance fees	0	0
Total current portion of long-term debt	0	0
Non-current portion of long-term debt	20,459	38,796
Nordea SEB Revolving Facility
Total debt	20,000	37,500
ABN CACIB Revolving Bank Facility
Total debt	0	0
ABN AMRO Revolving Facility
Total debt	$ 459	$ 1,296